Other creditors (Details) - aircraft	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other creditors
Number of sale and leaseback aircraft returned	5	2	0
Total sale-and-leaseback aircraft	26